Segment and Geographical Financial Information - Summary of Operating Segments Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 03, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Segment Reporting Information [Line Items]
Net Sales	$ 53,452	$ 87,758	$ 85,755	$ 74,294	$ 40,363	$ 72,831	$ 76,990	$ 57,155	$ 33,376	$ 288,170	$ 240,352	$ 175,255
Operating income	15,555				9,483					92,957	77,378	63,194
Capital expenditures	1,338				942					10,073	1,821	1,450
Total operating income	5,207				1,900					49,353	40,936	42,917
Operating Segments [Member] | Wholesale [Member]
Segment Reporting Information [Line Items]
Net Sales	37,322				28,971					229,114	203,107	151,921
Operating income	13,078				7,448					81,822	72,913	62,635
Capital expenditures	90				125					1,832	459	146
Operating Segments [Member] | Direct-to-Consumer [Member]
Segment Reporting Information [Line Items]
Net Sales	16,130				11,392					59,056	37,245	23,334
Operating income	2,477				2,035					10,435	4,465	559
Capital expenditures	1,115				817					8,241	1,362	1,304
Unallocated Corporate [Member]
Segment Reporting Information [Line Items]
Capital expenditures	133
Unallocated expenses	$ (10,348)				$ (7,583)					$ (42,904)	$ (36,442)	$ (20,277)